Pay vs Performance Disclosure - USD ($)	12 Months Ended			21 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2026
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of SEC Regulation S-K, we are providing the following information regarding the relationship between NEO compensation actually paid and certain financial performance measures of the Company for the fiscal years shown.

The following table presents information regarding our executive compensation pay relative to corporate performance of Ronald Hovsepian, our current principal executive officer (“PEO”), Jeffrey Tarr, our former PEO (“Former PEO”), and non-PEO named executive officers (“non-PEO NEOs”) for fiscal 2024, 2025 and 2026.

Fiscal Year	Summary Compensation Table Total for PEO (Hovsepian) (1)	Summary Compensation Table Total for Former PEO (Tarr)(2)	Compensation Actually Paid to PEO (Hovsepian) (3)	Compensation Actually Paid to Former PEO (Tarr)(4)	Average Summary Compensation Table Total for Non-PEO NEOs (5)	Average Compensation Actually Paid to non- PEO NEOs (6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (TSR) (7)	Net Income (Loss) (in thousands) (8)

2026	$12,425,228		$13,431,377		$1,954,446	$2,253,251	$23	$(139,824)

2025	$10,382,038	$1,482,034	$16,998,751	$1,536,676	$2,399,609	$4,292,020	$78	$(121,908)

2024		$4,306,819		$120,636	$2,696,956	$599,389	$36	$(349,285)

(1)	Reflects compensation amounts reported in the “Summary Compensation Table” in this Proxy Statement for Ronald Hovsepian, the PEO, from April 16, 2024 to January 31, 2026. Amounts for Mr. Hovsepian in the Summary Compensation Table in our fiscal 2025 Proxy Statement included $3,866,069, representing the fair value of the Hovsepian Performance Award at grant. However, as no part of the award was earned in fiscal 2025, it has been excluded from the Non-Equity Incentive Plan Compensation column in the Summary Compensation Table for fiscal 2025 in this Proxy Statement; and the amount earned in fiscal 2026 for the First Full Tranche of the Hovsepian Performance Award ($6 million) is now included as Non-Equity Incentive Plan compensation for fiscal 2026.
(2)	Reflects compensation amounts reported in the “Summary Compensation Table” for Jeffrey Tarr, the PEO from February 1, 2023 to April 16, 2024.
(3)	“Compensation Actually Paid” to Mr. Hovsepian in fiscal 2026 and fiscal 2025 reflects the amounts set forth in the “total compensation” column of the Summary Compensation Table in this Proxy Statement, adjusted as set forth in the table below. The dollar amount in this column does not reflect the amount of compensation earned by or paid to Mr. Hovsepian during the applicable year. See also footnote (1) above.
(4)

“Compensation Actually Paid” to Mr. Tarr in fiscal 2025 and fiscal 2024 reflects the respective amounts set forth in the “total compensation” column of the Summary Compensation Table, adjusted as set forth in the table below. The dollar amount in this column does not reflect the amount of compensation earned by or paid to Mr. Tarr during the applicable year.

(5)	The non-PEO NEOs for fiscal 2026 were John Frederick, Chief Financial Officer, and Matthew Glitzer, Chief Revenue Officer, and for fiscal 2025 and fiscal 2024 were Richard Walker, former Chief Financial Officer and Apratim Purakayastha, former GM, Talent Development Solutions.
(6)

Average “Compensation Actually Paid” for our non-PEO NEOs in each of fiscal 2026, fiscal 2025 and fiscal 2024 reflects the average respective amounts set forth in the “total compensation” column of the Summary Compensation Table, adjusted as set forth in the table below. The dollar amounts reflected in this column do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable fiscal year.

(7)	For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of a $100 investment in the Company’s common stock on January 31, 2023.
(8)	Reflects the Company’s net income (loss) as reported in its consolidated statements of income included in its Annual Reports on Form 10-K for each of fiscal 2024, fiscal 2025 and fiscal 2026.

Adjustment To PEO Compensation, Footnote

Adjustments to Derive Compensation Actually Paid

	PEO Ronald W. Hovsepian		Former PEO Jeffrey R. Tarr		Non-PEO NEO Average
	2026	2025	2025	2024	2026	2025	2024
Summary Compensation Table Total	12,425,228	10,382,038	1,482,034	4,306,819	1,954,446	2,399,609	2,696,956
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(5,049,701)	(7,540,000)	-	(3,529,500)	(1,057,050)	(1,387,250)	(2,152,834)
Add: Fiscal Year-End Fair Value of All Awards Granted During the Fiscal Year that are Outstanding and Unvested as of Such Fiscal Year-End	2,038,350	12,187,500	-	920,400	497,750	2,400,000	659,132
Add: Change in Fiscal Year-End Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested as of Applicable Fiscal Year-End	5,892,188	-	233,708	(1,099,414)	1,175,180	990,252	(519,353)
Add: Fair Value as of Vest Date for Awards that are Granted and Vest in the same year.	-	1,955,938	-	-	-	-	-
Add: Change in Fair Value as of the Vesting Date (from Prior Fiscal Year-End) for Awards Granted in Prior Fiscal Years that Vested During or at the End of the Applicable Fiscal Year	(1,874,688)	13,275	(179,065)	(477,670)	(317,075)	(110,591)	(84,512)
Less: Fair Value at Prior Fiscal Year-End of Any Awards Granted in any prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During the Applicable Fiscal Year	-	-	-	-	-	-	-
Add: The dollar value of any dividends or earnings paid on equity awards in the Applicable Fiscal Year Prior to the Vesting Date not Otherwise Included in Total Compensation	-	-	-	-	-	-	-
Compensation Actually Paid	13,431,377	16,998,751	1,536,676	120,636	2,253,251	4,292,020	599,389

Non-PEO NEO Average Total Compensation Amount	$ 1,954,446	$ 2,399,609	$ 2,696,956
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,253,251	4,292,020	599,389
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Derive Compensation Actually Paid

	PEO Ronald W. Hovsepian		Former PEO Jeffrey R. Tarr		Non-PEO NEO Average
	2026	2025	2025	2024	2026	2025	2024
Summary Compensation Table Total	12,425,228	10,382,038	1,482,034	4,306,819	1,954,446	2,399,609	2,696,956
Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year	(5,049,701)	(7,540,000)	-	(3,529,500)	(1,057,050)	(1,387,250)	(2,152,834)
Add: Fiscal Year-End Fair Value of All Awards Granted During the Fiscal Year that are Outstanding and Unvested as of Such Fiscal Year-End	2,038,350	12,187,500	-	920,400	497,750	2,400,000	659,132
Add: Change in Fiscal Year-End Fair Value of Awards Granted in Prior Years that are Outstanding and Unvested as of Applicable Fiscal Year-End	5,892,188	-	233,708	(1,099,414)	1,175,180	990,252	(519,353)
Add: Fair Value as of Vest Date for Awards that are Granted and Vest in the same year.	-	1,955,938	-	-	-	-	-
Add: Change in Fair Value as of the Vesting Date (from Prior Fiscal Year-End) for Awards Granted in Prior Fiscal Years that Vested During or at the End of the Applicable Fiscal Year	(1,874,688)	13,275	(179,065)	(477,670)	(317,075)	(110,591)	(84,512)
Less: Fair Value at Prior Fiscal Year-End of Any Awards Granted in any prior Fiscal Year that Fail to Meet Applicable Vesting Conditions During the Applicable Fiscal Year	-	-	-	-	-	-	-
Add: The dollar value of any dividends or earnings paid on equity awards in the Applicable Fiscal Year Prior to the Vesting Date not Otherwise Included in Total Compensation	-	-	-	-	-	-	-
Compensation Actually Paid	13,431,377	16,998,751	1,536,676	120,636	2,253,251	4,292,020	599,389

Compensation Actually Paid vs. Total Shareholder Return

Analysis of the Information Presented in the Pay Versus Performance Table

The graphs below illustrate the relationship between Compensation Actually Paid (“CAP”) and the following measures:

●	the Company’s cumulative TSR and
●	the Company’s Net Income (Loss)

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 23	78	36
Net Income (Loss)	(139,824,000)	(121,908,000)	(349,285,000)
PEO Name				Ronald Hovsepian
Mr. Hovsepian [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,425,228	10,382,038
PEO Actually Paid Compensation Amount	13,431,377	16,998,751
Mr. Tarr [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,482,034	4,306,819
PEO Actually Paid Compensation Amount		1,536,676	120,636
PEO | Mr. Hovsepian [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,049,701)	(7,540,000)
PEO | Mr. Hovsepian [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,038,350	12,187,500
PEO | Mr. Hovsepian [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,892,188	0
PEO | Mr. Hovsepian [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,955,938
PEO | Mr. Hovsepian [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,874,688)	13,275
PEO | Mr. Hovsepian [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Hovsepian [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | Mr. Tarr [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(3,529,500)
PEO | Mr. Tarr [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	920,400
PEO | Mr. Tarr [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		233,708	(1,099,414)
PEO | Mr. Tarr [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Tarr [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(179,065)	(477,670)
PEO | Mr. Tarr [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Mr. Tarr [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,057,050)	(1,387,250)	(2,152,834)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	497,750	2,400,000	659,132
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,175,180	990,252	(519,353)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,075)	(110,591)	(84,512)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0